Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 712	$ 7
Accounts receivable (Note 9)	719	699
Due from related parties (Note 29)	422	500
Other current assets (Note 10)	181	114
Total current assets	2,034	1,320
Property, plant and equipment (Note 11)	22,548	21,418
Other long-term assets:
Regulatory assets (Note 13)	4,571	2,676
Deferred income tax assets (Note 7)	16	643
Intangible assets (Note 12)	512	455
Goodwill (Note 4)	373	325
Other assets (Note 14)	79	80
Total other long-term assets	5,551	4,179
Total assets	30,133	26,917
Current liabilities:
Short-term notes payable (Note 17)	800	1,143
Long-term debt payable within one year (includes $303 measured at fair value; 2019 - $nil) (Notes 17, 18)	806	653
Accounts payable and other current liabilities (Note 15)	1,026	974
Due to related parties (Note 29)	328	301
Total current liabilities	2,960	3,071
Long-term liabilities:
Long-term debt (includes $nil measured at fair value; 2019 - $351) (Notes 17, 18)	12,302	10,822
Regulatory liabilities (Note 13)	231	167
Deferred income tax liabilities (Note 7)	56	61
Other long-term liabilities (Note 16)	3,686	3,073
Total long-term liabilities	16,275	14,123
Total liabilities	19,235	17,194
Contingencies and Commitments (Notes 31, 32)
Subsequent Events (Note 34)
Noncontrolling interest subject to redemption (Note 28)	22	20
Equity
Common shares (Note 24)	2,957	3,564
Retained earnings	7,877	6,086
Accumulated other comprehensive loss	(30)	(6)
Hydro One shareholder’s equity	10,804	9,644
Noncontrolling interest (Note 28)	72	59
Total equity	10,876	9,703
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 30,133	$ 26,917